Guarantor Financial Statements Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (180)	$ 388	$ 279
Investing activities
Grant reimbursements from capital expenditures	0	0	5
Expenditures for property, plant and equipment	80	61	74
Proceeds from sales of property, plant and equipment	8	2	39
Additions to capitalized software	80	62	57
Acquisition cash purchase price, net of cash acquired	108	1,085	0
Proceeds from (payments of) intercompany notes	0	0	0
Payments to Acquire Interest in Subsidiaries and Affiliates	0	0
Other investing activities, net	(4)	0	24
Net cash used in investing activities	(256)	(1,206)	(111)
Financing activities
Payments Related to Tax Withholding for Share-based Compensation	12	0	0
Repurchase of Company common stock	0	70	20
Proceeds from employee stock plans	53	18	11
Proceeds from Contributions from Parent	0	0
Borrowings on term credit facility	150	700	0
Repayment of short-term borrowings	0	0	(4)
Repayment of long-term debt	0	0	(1)
Payments on revolving credit facility	860	260	75
Borrowings on revolving credit facility	720	400	75
Proceeds from Issuance of Unsecured Debt	1,100	0	0
Payments of Debt Issuance Costs	19	29	0
Borrowings (repayments) of intercompany notes	0	0	0
Proceeds from sale of noncontrolling interest	0	43	0
Payments of Ordinary Dividends, Noncontrolling Interest	1	1	0
Dividend distribution to consolidated subsidiaries	0	0	0
Net cash provided by (used in) financing activities	1,131	802	(14)
Excess tax benefit from stock-based compensation	0	1	0
Net cash used in operating activities	(114)	(37)	(16)
Net cash provided by (used in) investing activities	99	(40)	(100)
Net cash used in discontinued operations	(15)	(77)	(116)
Effect of exchange rate changes on cash and cash equivalents	(9)	(5)	7
Increase (decrease) in cash and cash equivalents	671	(98)	45
Cash and cash equivalents at beginning of period	398	496	451
Cash and cash equivalents at end of period	1,069	398	496
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(560)	335	299
Investing activities
Grant reimbursements from capital expenditures			5
Expenditures for property, plant and equipment	36	28	44
Proceeds from sales of property, plant and equipment	0	0	0
Additions to capitalized software	51	43	40
Acquisition cash purchase price, net of cash acquired	77	1,085
Proceeds from (payments of) intercompany notes	171	104	(70)
Payments to Acquire Interest in Subsidiaries and Affiliates	(21)	(11)
Other investing activities, net	6		24
Net cash used in investing activities	(20)	(1,063)	(173)
Financing activities
Payments Related to Tax Withholding for Share-based Compensation	12
Repurchase of Company common stock		70	20
Proceeds from employee stock plans	53	18	11
Proceeds from Contributions from Parent	0	0
Borrowings on term credit facility	150	700
Repayment of short-term borrowings			0
Repayment of long-term debt			(1)
Payments on revolving credit facility	860	260	75
Borrowings on revolving credit facility	720	400	75
Proceeds from Issuance of Unsecured Debt	1,100
Payments of Debt Issuance Costs	19	29
Borrowings (repayments) of intercompany notes	(11)	11	0
Proceeds from sale of noncontrolling interest		0
Payments of Ordinary Dividends, Noncontrolling Interest	0	0
Dividend distribution to consolidated subsidiaries	0	0	0
Net cash provided by (used in) financing activities	1,121	771	(10)
Excess tax benefit from stock-based compensation		1
Net cash used in operating activities	(114)	(37)	(16)
Net cash provided by (used in) investing activities	99	(40)	(100)
Net cash used in discontinued operations	(15)	(77)	(116)
Effect of exchange rate changes on cash and cash equivalents	(1)	(1)	0
Increase (decrease) in cash and cash equivalents	525	(35)	0
Cash and cash equivalents at beginning of period	30	65	65
Cash and cash equivalents at end of period	555	30	65
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	203	(30)	(5)
Investing activities
Grant reimbursements from capital expenditures			0
Expenditures for property, plant and equipment	8	3	1
Proceeds from sales of property, plant and equipment	0	0	0
Additions to capitalized software	12	3	0
Acquisition cash purchase price, net of cash acquired	17	0
Proceeds from (payments of) intercompany notes	96	138	6
Payments to Acquire Interest in Subsidiaries and Affiliates	(90)	0
Other investing activities, net	(10)		0
Net cash used in investing activities	(21)	132	5
Financing activities
Payments Related to Tax Withholding for Share-based Compensation	0
Repurchase of Company common stock		0	0
Proceeds from employee stock plans	0	0	0
Proceeds from Contributions from Parent	0	0
Borrowings on term credit facility	0	0
Repayment of short-term borrowings			0
Repayment of long-term debt			0
Payments on revolving credit facility	0	0	0
Borrowings on revolving credit facility	0	0	0
Proceeds from Issuance of Unsecured Debt	0
Payments of Debt Issuance Costs	0	0
Borrowings (repayments) of intercompany notes	(171)	(47)	0
Proceeds from sale of noncontrolling interest		0
Payments of Ordinary Dividends, Noncontrolling Interest	0	0
Dividend distribution to consolidated subsidiaries	(2)	(51)	0
Net cash provided by (used in) financing activities	(173)	(98)	0
Excess tax benefit from stock-based compensation		0
Net cash used in operating activities	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Net cash used in discontinued operations	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Increase (decrease) in cash and cash equivalents	9	4	0
Cash and cash equivalents at beginning of period	13	9	9
Cash and cash equivalents at end of period	22	13	9
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	187	145	66
Investing activities
Grant reimbursements from capital expenditures			0
Expenditures for property, plant and equipment	36	30	29
Proceeds from sales of property, plant and equipment	8	2	39
Additions to capitalized software	17	16	17
Acquisition cash purchase price, net of cash acquired	14	0
Proceeds from (payments of) intercompany notes	11	(12)	(2)
Payments to Acquire Interest in Subsidiaries and Affiliates	0	0
Other investing activities, net	0		0
Net cash used in investing activities	(48)	(56)	(9)
Financing activities
Payments Related to Tax Withholding for Share-based Compensation	0
Repurchase of Company common stock		0	0
Proceeds from employee stock plans	0	0	0
Proceeds from Contributions from Parent	111	11
Borrowings on term credit facility	0	0
Repayment of short-term borrowings			(4)
Repayment of long-term debt			0
Payments on revolving credit facility	0	0	0
Borrowings on revolving credit facility	0	0	0
Proceeds from Issuance of Unsecured Debt	0
Payments of Debt Issuance Costs	0	0
Borrowings (repayments) of intercompany notes	(96)	(194)	66
Proceeds from sale of noncontrolling interest		43
Payments of Ordinary Dividends, Noncontrolling Interest	1	1
Dividend distribution to consolidated subsidiaries	(8)	(11)	(81)
Net cash provided by (used in) financing activities	6	(152)	(19)
Excess tax benefit from stock-based compensation		0
Net cash used in operating activities	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Net cash used in discontinued operations	0	0	0
Effect of exchange rate changes on cash and cash equivalents	(8)	(4)	7
Increase (decrease) in cash and cash equivalents	137	(67)	45
Cash and cash equivalents at beginning of period	355	422	377
Cash and cash equivalents at end of period	492	355	422
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(10)	(62)	(81)
Investing activities
Grant reimbursements from capital expenditures			0
Expenditures for property, plant and equipment	0	0	0
Proceeds from sales of property, plant and equipment	0	0	0
Additions to capitalized software	0	0	0
Acquisition cash purchase price, net of cash acquired	0	0
Proceeds from (payments of) intercompany notes	(278)	(230)	66
Payments to Acquire Interest in Subsidiaries and Affiliates	111	11
Other investing activities, net	0		0
Net cash used in investing activities	(167)	(219)	66
Financing activities
Payments Related to Tax Withholding for Share-based Compensation	0
Repurchase of Company common stock		0	0
Proceeds from employee stock plans	0	0	0
Proceeds from Contributions from Parent	(111)	(11)
Borrowings on term credit facility	0	0
Repayment of short-term borrowings			0
Repayment of long-term debt			0
Payments on revolving credit facility	0	0	0
Borrowings on revolving credit facility	0	0	0
Proceeds from Issuance of Unsecured Debt	0
Payments of Debt Issuance Costs	0	0
Borrowings (repayments) of intercompany notes	278	230	(66)
Proceeds from sale of noncontrolling interest		0
Payments of Ordinary Dividends, Noncontrolling Interest	0	0
Dividend distribution to consolidated subsidiaries	10	62	81
Net cash provided by (used in) financing activities	177	281	15
Excess tax benefit from stock-based compensation		0
Net cash used in operating activities	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Net cash used in discontinued operations	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0